Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
COMMITMENTS & CONTINGENCIES

Lease Commitments
Operating Leases
In December 2013, the Company moved its corporate headquarters to 480 N. Orlando Avenue, Suite 200 in Winter Park, Florida pursuant to a five year and five month sublease agreement that is renewable for one additional year until April 30, 2020. The Company leases approximately 9,500 square feet based on a variable $17.50 to $21.50 per square foot annual rate over the lease term. During 2013, the Company leased space under a one-year sublease agreement at 1000 Legion Place, Suite 1600, in Orlando, Florida with total rent owed of $85,000. The Company also leases flexible office space under a month-to-month contract in Chicago, Illinois.

Capital Leases
During 2011 and 2013, the Company entered into capital leases for equipment which expire between August 2014 January 2016. Total obligations outstanding under the leases was $77,865 and $27,580 at December 31, 2013 and 2012, respectively. See Note 2 for more information on the Company's equipment under capital leases.

A summary of future minimum lease payments under the Company's non-cancelable leases as of December 31, 2013 is as follows:

Year ending December 31:	Capital Leases	Operating Leases
2014	$53,981	$111,054
2015	35,963	171,520
2016	1,101	181,006
2017	—	190,490
2018	—	199,580
Thereafter	—	67,976
Total minimum lease payments	91,045	$921,626
Less amount representing interest	(13,180)
Total principal lease payments	77,865
Less current maturities	(43,852)
Total long term obligations	$34,013

Total rent expense recorded in general and administrative expense in the accompanying consolidated statements of operations was approximately $125,000 and $329,000 for the twelve months ended December 31, 2013 and 2012, respectively.

Retirement Plans
In December 2007, the Company introduced a 401(k) plan that covered all eligible employees. The Company matches participant contributions in an amount equal to 50% of each participant's contribution up to 8% of the participant's salary. The participants become vested in 20% annual increments after two years of service. During the twelve months ended December 31, 2013 and 2012, the Company incurred $25,477 and $40,405, respectively, in expense for matching employer contributions.

Litigation
From time to time, the Company may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. Litigation is, however, subject to inherent uncertainties, and an adverse result in these or other matters may harm the Company's business. Other than as described below, the Company is currently not aware of any legal proceedings or claims that it believes would or could have, individually or in the aggregate, a material adverse effect on its operations or financial position.

On October 17, 2012, Blue Calypso, Inc. filed a complaint against the Company in the U.S. District Court for the Eastern District of Texas. Blue Calypso's complaint alleges that the Company infringes on their patents related to peer-to-peer advertising between mobile communication devices and seeks unspecified damages. On July 19, 2013, Blue Calypso’s case against the Company was consolidated, along with patent infringement cases against Yelp, Inc. and Foursquare Labs, Inc., into Blue Calypso, Inc. v. Groupon, Inc. for all pretrial purposes, including discovery and claim construction.

On December 16, 2013, the Patent Trial and Appeal Board's (PTAB) instituted a Covered Business Method Review (CBMR) for three of the five patents Blue Calypso asserts in its case against IZEA. In its decisions granting the CMBRs, the PTAB explained that several of Blue Calypso’s asserted patents are likely invalid. In particular, the PTAB found it more likely than not that each of these three patents was invalid based on two independent grounds of anticipation, and one ground of obviousness. Additionally, the PTAB preliminarily found it more likely than not that many of the claims of one of Blue Calypso’s patents were invalid due to a lack of written description. On January 17, 2014, the PTAB expanded its review to all five of Blue Calypso's assert patents. The PTAB’s final decision regarding the asserted patents is expected by the end of this year. On January 16, 2014, the court granted a joint motion to stay Blue Calypso’s patent infringement case until the PTAB's review of Blue Calypso’s asserted patents is complete. At this stage, the Company does not have an estimate of the likelihood or the amount of any potential exposure to us. The Company believes that there is no merit to this suit and continues to vigorously defend itself against Blue Calypso's allegations.